Tax assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred Tax Assets	R$ 50,854,830	R$ 48,223,877
Temporary differences	45,562,986	42,737,528
Tax loss	5,291,844	5,486,349
Total deferred tax assets	50,854,830	48,223,877
Deferred tax liabilities	4,589,099	5,689,440
Excess depreciation of leased assets	414,762	394,257
Fair value adjustment of trading securities and derivatives	4,174,337	5,295,183
Total deferred tax liabilities	R$ 4,589,099	R$ 5,689,440